Settlement and Asset Abandonment (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	May 07, 2020
Statement [Line Items]
Cash	$ (8,307)	$ (173,513)
Lease liability		4,702,292
Gain on abandonment of assets				$ 283
Year Ended [Member]
Statement [Line Items]
Cash	0	0	$ (347)
Right-of-use asset	0	0	0
Other assets	0	0	0
Accounts payable and accrued liabilities	0	0	22,391
Lease liability	0	0	1,459,785
Gain on abandonment of assets	$ 0	$ 0	$ 1,481,829